1919 Socially Responsive Balanced Fund
1919 Socially Responsive Balanced Fund
Investment Objective
The 1919 Socially Responsive Balanced Fund (the “Socially Responsive Fund” or the “Fund”) seeks to provide high total return consisting of capital appreciation and current income.
Fees and Expenses of the Socially Responsive Balanced Fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the Socially Responsive Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the 1919 Investment Counsel, LLC (“1919” or the “Adviser”) family of funds. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 41 under the heading “Sales Charges” and in the Socially Responsive Fund’s statement of additional information (“SAI”) on page 92 under the heading “Sales Charge Waivers and Reductions.”  The Socially Responsive Fund no longer offers Class B shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees 1919 Socially Responsive Balanced Fund (USD $)		Class A		Class B	Class C	Class FI	Class R	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		1.00%	[1]	5.00%	1.00%	none	none	none
Small account fee	[2]	15		15	15	none	none	none
[1]	Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of such a purchase. This charge is waived for certain investors.
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the Fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the Fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 1919 Socially Responsive Balanced Fund		Class A	Class B		Class C		Class FI	Class R	Class I
Management fees		0.64%	0.64%		0.64%		0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees		0.25%	1.00%		1.00%		0.25%	0.50%	none
Other expenses		0.34%	0.79%		0.34%		0.32%	0.32%	0.38%
Total annual fund operating expenses		1.23%	2.43%		1.98%		1.21%	1.46%	1.02%
Fees waived and/or expenses reimbursed	[1]	none	(0.04%)		none				(0.02%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.23%	2.39%	[2]	1.98%	[2]			1.00%	[2]
[1]	1919 has agreed to waive fees and reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 2.39% for Class B shares and 1.00% for Class I shares (the "expense caps"). This arrangement cannot be terminated or amended prior to December 31, 2016. After that date, the arrangement may be terminated or amended at any time by the Trust Board of Trustees upon 60 days' notice to1919 or by1919 with the consent of the Trust Board of Trustees. 1919 is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which 1919 earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above.
[2]	The figure for total annual fund operating expenses after waiving fees and/or reimbursing expenses has been restated to reflect the expense limitation agreement effective November 10, 2014. The figure does not correlate to the Ratio of net expenses to average net assets reflected in the Fund's Annual Report due to the adoption of the expense limitation late in the Fund's fiscal period.

Example
This example is intended to help you compare the cost of investing in the Socially Responsive Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Socially Responsive Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Socially Responsive Fund’s operating expenses remain the same (taking into account the expense caps that are in place through December 31, 2016) and you reinvest all distributions and dividends without a sales charge.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

With redemption at end of period
Expense Example 1919 Socially Responsive Balanced Fund (USD $)	1 year	3 years	5 years	10 years
Class A	693	943	1,212	1,978
Class B	742	1,051	1,389	2,462
Class C	301	621	1,068	2,306
Class FI	123	384	665	1,466
Class R	149	462	797	1,746
Class I	102	321	560	1,245

Without redemption at end of period
Expense Example No Redemption 1919 Socially Responsive Balanced Fund (USD $)	1 year	3 years	5 years	10 years
Class A	693	943	1,212	1,978
Class B	242	751	1,289	2,462
Class C	201	621	1,068	2,306
Class FI	123	384	665	1,466
Class R	149	462	797	1,746
Class I	102	321	560	1,245

Portfolio turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance The Fund’s portfolio turnover rate for the fiscal period February 1, 2014 through December 31, 2014 was 23% of the average value of its portfolio.

Principal Investment Strategies
The Socially Responsive Fund invests in a mix of common stocks and other equity securities of U.S. companies and fixed income securities which are primarily investment grade and may be of any maturity. Normally, the Fund will maintain at least 65% of the value of its assets in equity securities and at least 25% of the value of its assets in fixed income securities. The Fund may also invest a portion of its assets in equity and debt securities of foreign issuers. The Fund emphasizes companies that offer both attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate, relative to other companies in their industries.

The Socially Responsive Fund believes that there is a direct correlation between companies that demonstrate an acute awareness of their impact on the society within which they operate and companies that offer attractive long-term investment potential. The Fund believes that addressing social issues in a positive manner can translate into sound business. The Fund will use its best efforts to assess a company’s social performance. This analysis will be based on present activities, and will not preclude securities solely because of past activities. The Adviser will monitor the social progress or deterioration of each company in which the Fund invests.

Socially Responsive factors considered include fair and reasonable employment practices, contributions to the general well-being of the citizens of its host communities and countries and respect for human rights, efforts and strategies to minimize the negative impact of business activities and to preserve the earth’s ecological heritage and avoidance of investments in companies that manufacture nuclear weapons or other weapons of mass destruction, derive more than 5% of their revenue from the production of non-nuclear weaponry or derive more than 5% of their revenue from the production or sales of tobacco.

The Socially Responsive Fund may hold cash pending investment, and may invest in money market instruments for cash management purposes. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing in any type of money market instruments, short-term debt securities or cash without regard to any percentage limitations.

The Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

Principal Risks
Risk is inherent in all investing. There is no assurance that the Socially Responsive Fund will meet its investment objective. The value of your investment in the Socially Responsive Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Socially Responsive Fund or your investment may not perform as well as other similar investments. An investment in the Socially Responsive Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Socially Responsive Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of principal risks of investing in the Socially Responsive Fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the Socially Responsive Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Socially Responsive Fund will decline.

The U.S. credit markets have been experiencing extreme volatility and disruption for more than five years. Instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. These developments may increase the volatility of the value of securities owned by the Fund. These developments may also make it more difficult for the Socially Responsive Fund to accurately value its securities or to sell its securities on a timely basis. These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Socially Responsive Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers. Such developments could, in turn, reduce the value of securities owned by the Socially Responsive Fund and adversely affect the net asset value (“NAV”) of its shares.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Socially responsive criteria risk. The Socially Responsive Fund’s universe of investments may be smaller than that of other funds because of the Socially Responsive Fund’s Socially Responsive criteria. Socially responsive companies may underperform similar companies without Socially Responsive policies or the market as a whole. They may also fall out of favor with investors. The Socially Responsive Fund’s Socially Responsive policy may also prevent investment in certain attractive opportunities that would be otherwise consistent with the Socially Responsive Fund’s investment objective and investment strategies.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Socially Responsive Fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the Socially Responsive Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Socially Responsive Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Socially Responsive Fund may be forced to sell at a loss.

Foreign investments and emerging market risk. The Socially Responsive Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Socially Responsive Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Socially Responsive Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Portfolio selection risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness or value of or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect.

Valuation risk. The sales price the Socially Responsive Fund could receive for any particular portfolio investment may differ from the Socially Responsive Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the Socially Responsive Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Socially Responsive Fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Socially Responsive Fund. The bar chart shows changes in the Socially Responsive Fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the Socially Responsive Fund that has been in operation for at least one full calendar year and also compares the Socially Responsive Fund’s performance with the average annual total returns of an index or other benchmark. The table compares the Socially Responsive Fund’s performance with the average annual total returns of the S&P 500 Index, the Barclays U.S. Aggregate Index (a fixed income index) and the blended performance of the two indexes, which provides Socially Responsive Fund shareholders with more meaningful comparisons than with the S&P 500 Index or the Barclays U.S. Aggregate Index alone. The blended index has been prepared by the Adviser. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Socially Responsive Fund makes updated performance information by calling the Socially Responsive Fund at 1-844-828-1919.

The performance of shares of the Socially Responsive Fund for the period prior to November 7, 2014 reflects the performance of the Legg Mason Investment Counsel Social Awareness Fund (the “Predecessor Fund”). The Socially Responsive Fund acquired the assets and assumed the liabilities of the Predecessor Fund that had used substantially similar investment strategies and had the same portfolio management team. At completion of the reorganization on November 7, 2014, Class A, Class B, Class C, and Class I of the Socially Responsive Fund assumed the performance, financial and other historical information of the Predecessor Fund’s shares.

Past performance (before and after taxes) is not necessarily an indication of how the Socially Responsive Fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Calendar Year Total Return as of December 31 ,

Best and Worst Quarters
Best Quarter	06/30/2009	13.86%
Worst Quarter	12/31/2008	(15.29)%

Average annual total returns (for periods ended December 31, 2014)
Average Annual Returns 1919 Socially Responsive Balanced Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	Class A Return before taxes	2.41%		8.16%		4.59%
Class B	Class B Return before taxes	2.73%		8.47%		4.22%
Class C	Class C Return before taxes	6.95%		8.73%		4.55%
Class I	Class I Return before taxes	8.98%	[1]	9.73%	[1]		[1]	7.09%	[1]	Jul. 24, 2008	[1]
After Taxes on Distributions Class A	Class A Return after taxes on distributions	(0.85%)		6.78%		3.15%
After Taxes on Distributions and Sale of Fund Shares Class A	Class A Return after taxes on distributions and sale of fund shares	4.03%		6.25%		3.51%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%		15.45%		7.67%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	5.97%		4.45%		4.71%
Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) (reflects no deduction for fees, expenses or taxes)	Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) (reflects no deduction for fees, expenses or taxes)	11.39%		12.27%		7.03%
[1]	For Class I shares, for the period from the class' commencement of operations to December 31, 2014, the average annual total returns of the S&P 500 Index, the Barclays U.S. Aggregate Index and the Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) were 10.43%, 5.06% and 9.12%, respectively.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.